Land held for sale (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Assets held for sale
	December 31, 2014	December 31, 2013
Construction in process	$6,389,949	$6,202,853
Intangible assets, net	5,545,686	5,576,354
Prepayments to suppliers	2,068,199	1,905,179
Total	$14,003,834	$13,684,386